Employee retirement benefits and severance payment allowance (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Employee Retirement Benefits And Severance Payment Allowance Details Narrative
Contributions to mandatory retirement plan	$ 149	$ 258	$ 264
Mandatory severance pay allowance	$ 437	$ 444	$ 568